Accrued Expenses (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Accrued licensor transition costs	$ 10,751,011
Accrued clinical cost	1,298,145
Accrued compensation	975,607	308,936
Accrued legal fees	91,104	149,055
Other	15,834	41,551
Totals	$ 13,131,701	$ 499,542